EQUITY - Narrative (Details) € / shares in Units, € in Thousands				12 Months Ended
	Apr. 15, 2021 € / shares	Apr. 16, 2020 EUR (€) € / shares	Apr. 12, 2019 EUR (€) € / shares	Dec. 31, 2021 EUR (€) vote € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Mar. 31, 2021 shares	Dec. 31, 2018 EUR (€)
Disclosure of reserves within equity [line items]
Equity				€ 2,211,416	€ 1,789,204	€ 1,487,288		€ 1,353,839
Number of votes held for each common share under loyalty voting structure | vote				2
Required holding period of special voting shares in order to participate in program				3 years
Number of votes that can be exercised for each voting share | vote				1
Share premium reserve				€ 5,768,544	5,768,544
Legal reserve				93	19
Reserve of share-based payments				28,379	43,482
Cash distribution paid (in Euro per share) | € / shares	€ 0.867	€ 1.13	€ 1.03
Cash distribution of reserves		€ 208,765	€ 193,328	160,272
Dividends paid to equity holders of parent, classified as financing activities				€ 160,101	€ 208,100	192,664
Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				193,923,499	193,923,499		243,363
Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				63,349,112	63,349,112
Share capital
Disclosure of reserves within equity [line items]
Equity				€ 2,573	€ 2,573	€ 2,573		€ 2,504
Nominal value of shares (in Euros per share) | € / shares				€ 0.01	€ 0.01
Treasury shares
Disclosure of reserves within equity [line items]
Shares held by company, percentage				3.92%	3.57%
Treasury reserve				€ 847,525	€ 616,629
Treasury shares | Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				10,080,103	9,175,609
Treasury shares | Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				4,190	2,190